Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.8%
Security	Shares	Value
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(1)	1,131	$ 451,948
Boeing Co.(1)(2)	9,288	1,412,147
Northrop Grumman Corp.(2)	5,905	3,118,253
RTX Corp.(2)	7,449	902,521
Textron, Inc.(2)	11,648	1,031,780
		$ 6,916,649
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(2)	4,494	$ 496,003
		$ 496,003
Automobile Components — 0.0%(3)
Lear Corp.(2)	1,734	$ 189,266
		$ 189,266
Automobiles — 1.4%
Tesla, Inc.(1)(2)	23,797	$ 6,226,009
		$ 6,226,009
Banks — 3.8%
Bank of America Corp.(2)	86,352	$ 3,426,447
Fifth Third Bancorp(2)	57,446	2,460,987
JPMorgan Chase & Co.(2)	37,233	7,850,951
KeyCorp(2)	50,596	847,483
M&T Bank Corp.(2)	4,036	718,892
PNC Financial Services Group, Inc.(2)	10,220	1,889,167
		$ 17,193,927
Beverages — 1.7%
Coca-Cola Co.(2)	50,990	$ 3,664,141
PepsiCo, Inc.(2)	24,019	4,084,431
		$ 7,748,572
Biotechnology — 2.4%
AbbVie, Inc.(2)	19,355	$ 3,822,225
Amgen, Inc.(2)	11,850	3,818,189
Gilead Sciences, Inc.(2)	27,095	2,271,645
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	860,398
		$ 10,772,457
Security	Shares	Value
Broadline Retail — 4.1%
Amazon.com, Inc.(1)(2)	98,987	$ 18,444,248
		$ 18,444,248
Building Products — 0.3%
Johnson Controls International PLC(2)	11,083	$ 860,152
Trane Technologies PLC(2)	1,269	493,298
		$ 1,353,450
Capital Markets — 1.5%
Charles Schwab Corp.(2)	11,753	$ 761,712
S&P Global, Inc.(2)	7,711	3,983,657
State Street Corp.(2)	23,543	2,082,849
		$ 6,828,218
Chemicals — 1.8%
AdvanSix, Inc.(2)	1,530	$ 46,481
Corteva, Inc.(2)	26,850	1,578,512
Dow, Inc.(2)	14,210	776,292
Eastman Chemical Co.(2)	4,673	523,142
Linde PLC(2)	1,005	479,244
LyondellBasell Industries NV, Class A(2)	13,836	1,326,873
Sherwin-Williams Co.(2)	8,639	3,297,247
		$ 8,027,791
Commercial Services & Supplies — 0.3%
Waste Management, Inc.(2)	6,763	$ 1,403,999
		$ 1,403,999
Communications Equipment — 0.9%
Cisco Systems, Inc.(2)	76,799	$ 4,087,243
		$ 4,087,243
Construction & Engineering — 0.3%
Quanta Services, Inc.(2)	4,232	$ 1,261,771
		$ 1,261,771
Construction Materials — 0.3%
Vulcan Materials Co.(2)	5,482	$ 1,372,857
		$ 1,372,857
Consumer Finance — 1.5%
American Express Co.(2)	14,749	$ 3,999,929
Discover Financial Services(2)	20,166	2,829,088
		$ 6,829,017

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.(2)	2,935	$ 2,601,936
Target Corp.(2)	10,600	1,652,116
Walmart, Inc.(2)	23,030	1,859,673
		$ 6,113,725
Containers & Packaging — 0.5%
Avery Dennison Corp.(2)	10,440	$ 2,304,734
		$ 2,304,734
Distributors — 0.3%
Genuine Parts Co.(2)	8,899	$ 1,243,012
		$ 1,243,012
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	22,160	$ 487,520
		$ 487,520
Electric Utilities — 0.7%
Edison International(2)	20,090	$ 1,749,638
Pinnacle West Capital Corp.(2)	7,168	635,013
Xcel Energy, Inc.(2)	12,009	784,188
		$ 3,168,839
Electrical Equipment — 0.8%
Emerson Electric Co.(2)	25,293	$ 2,766,295
GE Vernova, Inc.(1)	1,014	258,550
Generac Holdings, Inc.(1)	2,852	453,126
		$ 3,477,971
Entertainment — 1.5%
Netflix, Inc.(1)(2)	5,349	$ 3,793,885
Walt Disney Co.(2)	32,916	3,166,190
		$ 6,960,075
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(1)(2)	20,974	$ 9,653,493
Fidelity National Information Services, Inc.(2)	25,140	2,105,475
Mastercard, Inc., Class A(2)	12,219	6,033,742
Visa, Inc., Class A(2)	13,804	3,795,410
		$ 21,588,120
Food Products — 1.1%
Mondelez International, Inc., Class A(2)	44,414	$ 3,271,979
Tyson Foods, Inc., Class A(2)	28,696	1,709,134
		$ 4,981,113
Security	Shares	Value
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd.(2)	11,700	$ 1,000,818
J.B. Hunt Transport Services, Inc.(2)	2,663	458,915
Norfolk Southern Corp.(2)	11,072	2,751,392
Uber Technologies, Inc.(1)	4,824	362,572
		$ 4,573,697
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories(2)	36,650	$ 4,178,466
Baxter International, Inc.(2)	26,799	1,017,558
Insulet Corp.(1)	659	153,382
Solventum Corp.(1)	814	56,752
Stryker Corp.(2)	9,802	3,541,071
Zimmer Biomet Holdings, Inc.(2)	3,848	415,392
		$ 9,362,621
Health Care Providers & Services — 2.2%
CVS Health Corp.(2)	32,531	$ 2,045,549
DaVita, Inc.(1)	3,340	547,526
UnitedHealth Group, Inc.(2)	12,816	7,493,259
		$ 10,086,334
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.(2)	870	$ 3,664,544
Carnival Corp.(1)	17,181	317,505
Chipotle Mexican Grill, Inc.(1)(2)	18,700	1,077,494
Marriott International, Inc., Class A(2)	5,996	1,490,606
Marriott Vacations Worldwide Corp.(2)	2,064	151,663
McDonald's Corp.(2)	13,981	4,257,354
Travel & Leisure Co.(2)	9,305	428,774
		$ 11,387,940
Household Durables — 0.6%
Lennar Corp., Class A(2)	15,351	$ 2,878,006
		$ 2,878,006
Household Products — 1.1%
Clorox Co.(2)	6,843	$ 1,114,793
Kimberly-Clark Corp.(2)	10,984	1,562,804
Procter & Gamble Co.(2)	13,852	2,399,166
		$ 5,076,763
Industrial Conglomerates — 0.9%
3M Co.(2)	3,258	$ 445,368
Honeywell International, Inc.(2)	17,701	3,658,974
		$ 4,104,342

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs — 0.6%
ProLogis, Inc.(2)	21,887	$ 2,763,890
		$ 2,763,890
Insurance — 2.4%
Allstate Corp.(2)	15,262	$ 2,894,438
Cincinnati Financial Corp.(2)	18,022	2,453,155
Marsh & McLennan Cos., Inc.(2)	14,405	3,213,611
Principal Financial Group, Inc.(2)	5,042	433,108
Prudential Financial, Inc.(2)	5,899	714,369
Travelers Cos., Inc.(2)	3,902	913,536
		$ 10,622,217
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A(2)	62,618	$ 10,385,195
Alphabet, Inc., Class C(2)	51,234	8,565,813
Meta Platforms, Inc., Class A(2)	19,763	11,313,132
		$ 30,264,140
IT Services — 0.6%
GoDaddy, Inc., Class A(1)	1,482	$ 232,348
VeriSign, Inc.(1)(2)	11,895	2,259,574
		$ 2,491,922
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(2)	7,307	$ 4,519,891
		$ 4,519,891
Machinery — 1.5%
Caterpillar, Inc.(2)	3,626	$ 1,418,201
Ingersoll Rand, Inc.(2)	9,136	896,790
PACCAR, Inc.(2)	4,181	412,581
Snap-on, Inc.(2)	6,380	1,848,350
Stanley Black & Decker, Inc.(2)	12,924	1,423,320
Westinghouse Air Brake Technologies Corp.(2)	4,982	905,578
		$ 6,904,820
Media — 0.7%
Comcast Corp., Class A(2)	74,449	$ 3,109,735
Paramount Global, Class B	7,273	77,239
		$ 3,186,974
Multi-Utilities — 2.0%
CenterPoint Energy, Inc.(2)	15,255	$ 448,802
CMS Energy Corp.(2)	37,021	2,614,793
DTE Energy Co.(2)	10,342	1,328,016
Security	Shares	Value
Multi-Utilities (continued)
NiSource, Inc.(2)	49,999	$ 1,732,466
Public Service Enterprise Group, Inc.(2)	30,431	2,714,750
		$ 8,838,827
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.(2)	20,053	$ 2,953,205
Diamondback Energy, Inc.(2)	14,390	2,480,836
DT Midstream, Inc.(2)	5,171	406,751
EOG Resources, Inc.(2)	14,121	1,735,895
Exxon Mobil Corp.(2)	23,411	2,744,237
Marathon Petroleum Corp.(2)	17,046	2,776,964
Phillips 66(2)	16,658	2,189,694
		$ 15,287,582
Passenger Airlines — 0.2%
Southwest Airlines Co.(2)	27,333	$ 809,877
		$ 809,877
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A(2)	3,326	$ 331,569
		$ 331,569
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.(2)	32,959	$ 1,705,299
Eli Lilly & Co.(2)	5,238	4,640,554
Johnson & Johnson(2)	32,699	5,299,200
Merck & Co., Inc.(2)	38,958	4,424,070
Pfizer, Inc.(2)	64,933	1,879,161
		$ 17,948,284
Professional Services — 0.2%
ManpowerGroup, Inc.(2)	1,193	$ 87,710
Robert Half, Inc.(2)	13,637	919,270
		$ 1,006,980
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 1,015,508
		$ 1,015,508
Residential REITs — 0.5%
AvalonBay Communities, Inc.(2)	9,432	$ 2,124,558
		$ 2,124,558

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.6%
Simon Property Group, Inc.(2)	16,719	$ 2,825,845
		$ 2,825,845
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.(1)(2)	22,021	$ 3,613,206
Analog Devices, Inc.(2)	14,513	3,340,457
Applied Materials, Inc.(2)	15,313	3,093,992
Broadcom, Inc.(2)	55,482	9,570,645
Enphase Energy, Inc.(1)	2,925	330,583
NVIDIA Corp.(2)	254,492	30,905,508
ON Semiconductor Corp.(1)(2)	11,033	801,106
QUALCOMM, Inc.(2)	10,178	1,730,769
Teradyne, Inc.(2)	16,574	2,219,756
		$ 55,606,022
Software — 10.0%
Adobe, Inc.(1)(2)	6,889	$ 3,566,986
Crowdstrike Holdings, Inc., Class A(1)	1,563	438,375
Intuit, Inc.(2)	2,130	1,322,730
Microsoft Corp.(2)	75,790	32,612,437
Oracle Corp.(2)	29,049	4,949,949
Palantir Technologies, Inc., Class A(1)	23,175	862,110
Salesforce, Inc.(2)	5,963	1,632,133
		$ 45,384,720
Specialized REITs — 0.3%
Iron Mountain, Inc.(2)	10,704	$ 1,271,956
		$ 1,271,956
Specialty Retail — 1.4%
Home Depot, Inc.(2)	15,226	$ 6,169,575
		$ 6,169,575
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.(2)	148,052	$ 34,496,116
		$ 34,496,116
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(2)	27,115	$ 2,396,966
		$ 2,396,966
Security	Shares	Value
Tobacco — 0.7%
Philip Morris International, Inc.(2)	26,732	$ 3,245,265
		$ 3,245,265
Trading Companies & Distributors — 0.8%
Fastenal Co.(2)	10,457	$ 746,839
United Rentals, Inc.(2)	3,497	2,831,626
		$ 3,578,465
Total Common Stocks (identified cost $80,318,332)		$460,038,258

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(4)	663,840	$ 663,840
Total Short-Term Investments (identified cost $663,840)		$ 663,840
Total Investments — 101.9% (identified cost $80,982,172)		$460,702,098
Total Written Call Options — (1.8)% (premiums received $3,861,899)		$ (8,282,960)
Other Assets, Less Liabilities — (0.1)%		$ (358,279)
Net Assets — 100.0%		$452,060,859
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (1.8)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	63	$36,303,624	$5,610	10/2/24	$ (946,260)
S&P 500 Index	63	36,303,624	5,580	10/4/24	(1,160,145)
S&P 500 Index	63	36,303,624	5,560	10/7/24	(1,297,170)
S&P 500 Index	64	36,879,872	5,550	10/9/24	(1,407,040)
S&P 500 Index	63	36,303,624	5,700	10/11/24	(636,615)
S&P 500 Index	63	36,303,624	5,710	10/14/24	(591,255)
S&P 500 Index	63	36,303,624	5,725	10/16/24	(557,550)
S&P 500 Index	63	36,303,624	5,780	10/18/24	(382,410)
S&P 500 Index	63	36,303,624	5,790	10/21/24	(361,620)
S&P 500 Index	63	36,303,624	5,810	10/23/24	(322,560)
S&P 500 Index	63	36,303,624	5,825	10/25/24	(308,700)
S&P 500 Index	63	36,303,624	5,810	10/28/24	(311,635)
Total					$(8,282,960)
Abbreviations:
REITs	– Real Estate Investment Trusts
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $663,840, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,458,953	$44,931,804	$(45,726,917)	$ —	$ —	$663,840	$53,755	663,840
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$460,038,258*	$ —	$ —	$460,038,258
Short-Term Investments	663,840	—	—	663,840
Total Investments	$460,702,098	$ —	$ —	$460,702,098
Liability Description
Written Call Options	$ (8,282,960)	$ —	$ —	$ (8,282,960)
Total	$ (8,282,960)	$ —	$ —	$ (8,282,960)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.